Schedule of components of income before income tax expense (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Domestic (South Africa)	$ 6,519	$ 14,781
Foreign	2,531	(1,814)
Income before income tax expense	$ 9,050	$ 12,967